Fair Value Disclosure for Non-financial Assets	12 Months Ended
Dec. 31, 2019
Fair Value Disclosure for Non-financial Assets
Fair Value Disclosure for Non-financial Assets

Note 28. Fair Value Disclosure for Non-financial Assets

The fair values of the Group’s financial instrument assets and liabilities which are measured at fair value on the consolidated statements of financial position are discussed in Note 27. The following tables present non-financial assets which are measured at or based on fair value in the consolidated statements of financial position, classified by level of the fair value hierarchy:

Assets measured at fair value on a recurring basis as at December 31, 2019:

	Level 1	Level 2	Level 3
Investment property	$—	$—	$38,205

Assets measured at fair value on a recurring basis as at December 31, 2018:

	Level 1	Level 2	Level 3
Inventories	$2,238	$—	$—
Investment property	—	—	37,804
Total	$2,238	$—	$37,804

Commodity inventories are measured at fair value less costs to sell. The fair values are determined by reference to their contractual selling prices or quoted prices in marketplaces in the absence of a contract (level 1 fair value hierarchy). An average of past sale prices is used when there are no observable market prices or current contracts but there have been recent past sales of such goods and there are no indications that the market prices have been materially impacted (level 2 fair value hierarchy). The Group did not carry any commodity inventories as at December 31, 2019.

The fair values of investment property are measured using an income approach which includes the following inputs: land value, realized basic rents, operating costs, discount rates and damages and defects (level 3 fair value hierarchy). The valuation approach was consistent for both 2019 and 2018. Both the 2019 and 2018 valuations were performed by an independent external valuator who is an authorized expert for the valuation of developed and undeveloped land in Germany and holds recognized and relevant professional qualifications and has recent experience in the location and category of the investment property being valued.